SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT [Abstract]
Disclosure of non-adjusting events after reporting period [text block]
21.	SUBSEQUENT EVENTS

Subsequent to the year ended December 31, 2017, the Company announced a definitive arrangement agreement pursuant to which the Company will acquire all of the issued and outstanding shares of Kennady Diamonds Inc. (“Kennady”) by way of a court-approved plan of arrangement (the “Transaction”). Under the terms of the Transaction, Kennady shareholders will receive 0.975  of a Mountain Province common share for each Kennady common share of Kennady, representing the equivalent of $3.46 per Kennady Share, based on the closing price of Mountain Province Shares on the TSX on January 26, 2018.

Subsequent to the year ended December 31, 2017, the Company announced it had signed a non-binding memorandum of understanding (“MoU”) with its partner in the Gahcho Kué mine, De Beers Canada Inc. The MoU contemplates a framework under which properties owned by Kennady may be incorporated into the Gahcho Kué joint venture, in the event that the Company’s proposed acquisition of Kennady is approved. The Company and De Beers will now work towards a definitive agreement based on the MoU.